Document and Entity Information	6 Months Ended
Jul. 13, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	BankUnited, Inc.
Entity Central Index Key	0001504008
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jul. 13, 2011
Amendment Flag	false